Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of derivative financial instruments [Line Items]
Derivative assets	€ 485	€ 771
Derivative liabilities	1,469	2,435
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	485	771
Derivative liabilities	1,469	2,435
Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	20	66
Derivative liabilities	91	157
Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	441	616
Derivative liabilities	1,283	2,085
Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	14	53
Derivative liabilities	86	135
Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	10	36
Derivative liabilities	8	58
Other derivatives [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	390	606
Derivative liabilities	597	1,331
Other derivatives [member] | Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	20	66
Derivative liabilities	91	157
Other derivatives [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	348	477
Derivative liabilities	412	983
Other derivatives [member] | Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	14	53
Derivative liabilities	86	135
Other derivatives [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	8	10
Derivative liabilities	8	56
Fair value hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	4	3
Derivative liabilities	3	3
Fair value hedges [member] | Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair value hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	4	3
Derivative liabilities	3	3
Fair value hedges [member] | Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair value hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Cash flow hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	89	136
Derivative liabilities	869	1,100
Cash flow hedges [member] | Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Cash flow hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	89	136
Derivative liabilities	869	1,100
Cash flow hedges [member] | Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Cash flow hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Net foreign investment hedges [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	2	26
Derivative liabilities	0	2
Net foreign investment hedges [member] | Insurance Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Net foreign investment hedges [member] | Insurance Contracts Without Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Net foreign investment hedges [member] | Investment Contracts With Direct Participating Features [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Net foreign investment hedges [member] | Non-Insurance related [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	2	26
Derivative liabilities	0	2
Aegon Risk [Member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	445	643
Derivative liabilities	1,285	2,129
Aegon Risk [Member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Aegon Risk [Member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	441	616
Derivative liabilities	1,283	2,085
Aegon Risk [Member] | Investment Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Aegon Risk [Member] | Non-Insurance related [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	4	26
Derivative liabilities	2	44
Policyholder Risk [Member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	40	129
Derivative liabilities	184	306
Policyholder Risk [Member] | Insurance Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	20	66
Derivative liabilities	91	157
Policyholder Risk [Member] | Insurance Contracts Without Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Policyholder Risk [Member] | Investment Contracts With Direct Participating Features [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	14	53
Derivative liabilities	86	135
Policyholder Risk [Member] | Non-Insurance related [member]
Disclosure of derivative financial instruments [Line Items]
Derivative assets	6	10
Derivative liabilities	€ 6	€ 14